Details of Significant Accounts - Business combinations, details of assets and liabilities assumed (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 07, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Acquisition of subsidiaries, net of cash acquired		$ (5,981)	$ 0	$ 0
Wannaby Inc.
Disclosure of detailed information about business combination [line items]
Cash paid	$ 6,473	6,473
Contingent consideration-Earnout liabilities (Note)	158
Purchase consideration	6,631
Cash	492	492
Accounts receivable	221
Other receivables	50
Other current assets	51
Property, plant and equipment	28
Intangible assets	1,760
Guarantee deposits paid	5
Current contract liabilities	(115)
Other payables	(77)
Deferred income tax liabilities	(523)
Total identifiable net assets	1,892
Goodwill	4,739
Acquisition of subsidiaries, net of cash acquired		$ (5,981)
Wannaby Inc. | Maximum
Disclosure of detailed information about business combination [line items]
Contingent consideration-Earnout liabilities (Note)	$ 500